RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)				3 Months Ended		12 Months Ended
	Feb. 19, 2026	Sep. 29, 2025	Aug. 12, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Aug. 01, 2022	Apr. 10, 2016	Aug. 14, 2010
Related Party Transaction [Line Items]
Loss from misappropriation of assets				$ 395,033	$ 0
Accounts payable and accrued liabilities				0		$ 25,000
Number of stock options granted		215,000	2,200,000			2,415,000
Consulting fees				1,124,862	390,350	$ 4,263,195	$ 998,364
Directors fees				44,000	42,000	168,000	164,000
Professional fees				$ 1,331,822	192,414	2,521,680	786,338
Number of options, forfeited				1,390,000
Restricted share units (RSUs) [Member]
Related Party Transaction [Line Items]
Consulting fees				$ 1,347,572		2,400,065
Professional fees				848,662		1,511,492
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Due from related party						0	4,074
Management fees						310,097	232,000
Accounts payable and accrued liabilities						$ 25,000	0
Number of stock options granted						500,000
Stock option expense						$ 397,410	0
Fair value of shares options granted						868,102
Chief Executive Officer [Member] | Stock option [Member]
Related Party Transaction [Line Items]
Management fees				(397,410)		397,410
Chief Executive Officer [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Number of options, forfeited	500,000
Chief Financial Officer (CFO) [Member]
Related Party Transaction [Line Items]
Due from related party				6,833		6,833	0
Professional fees				45,000	45,000	180,000	157,000
Chief Financial Officer (CFO) [Member] | Restricted share units (RSUs) [Member]
Related Party Transaction [Line Items]
Professional fees				$ 771,511		$ 1,374,083
Number of stock RSU granted				750,000		750,000
Fair value of shares RSU granted				$ 2,692,500		$ 2,692,500
Spouse of Former CEO [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities				0		0
Consulting fees				12,000	18,000
Former board of directors (BOD) [Member]
Related Party Transaction [Line Items]
Consulting fees				0	10,606	35,000	25,000
Consulting fees, unpaid				0		0	0
Immediate family member of Former CEO [Member]
Related Party Transaction [Line Items]
Consulting fees, unpaid				0		0
Contract labor expenses				6,000	20,000
Senior management part of BOD [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities						0	0
Consulting fees						0	90,000
Consulting Fees board of directors [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities				32,000		0
Consulting fees						40,606	0
Consulting fees, unpaid						0	0
Immediate family member of former CEO [Member]
Related Party Transaction [Line Items]
Due from related party				1,526,126		0
Loss from misappropriation of assets				395,033
Management fees				$ 50,000	75,000
Accounts payable and accrued liabilities						$ 6,000	0
Number of stock options granted				500,000		500,000
Stock option expense				$ (397,410)	0
Fair value of shares options granted				$ 868,102		$ 868,102
Consulting fees						72,000	53,000
Consulting fees, unpaid						0	0
Contract labor expenses						$ 73,000	0
Number of options, forfeited				500,000
CEO and VP of Development [Member]
Related Party Transaction [Line Items]
Number of stock options granted				125,000		125,000
Fair value of shares options granted				$ 217,025		$ 217,025
Professional fees				27,000	24,000	101,000	95,000
Related party transaction amounts				1,000	8,000	8,000	0
CEO and VP of Development [Member] | Stock option [Member]
Related Party Transaction [Line Items]
Professional fees				$ 63,417		$ 99,353
Spouse of the CEO [Member]
Related Party Transaction [Line Items]
Number of stock options granted				640,000		640,000
Fair value of shares options granted				$ 1,113,101		$ 1,113,101
Spouse of the CEO [Member] | Stock option [Member]
Related Party Transaction [Line Items]
Consulting fees				$ (485,044)		$ 485,044
Two immediate family members of former CEO [Member]
Related Party Transaction [Line Items]
Number of stock options granted				250,000		250,000
Fair value of shares options granted				$ 434,051		$ 434,051
Two immediate family members of former CEO [Member] | Stock option [Member]
Related Party Transaction [Line Items]
Contract labor expenses				$ (198,705)		198,705
Director [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities						$ 34,000	128,000
Number of stock options granted		75,000		125,000		125,000
Fair value of shares options granted				$ 218,059		$ 218,059
Directors fees				44,000	$ 42,000	168,000	164,000
Director [Member] | Stock option [Member]
Related Party Transaction [Line Items]
Consulting fees				70,799		86,688
Two directors and two former directors [Member] | Restricted share units (RSUs) [Member]
Related Party Transaction [Line Items]
Consulting fees				$ 308,604		$ 549,633
Number of stock RSU granted				525,000		525,000
Fair value of shares RSU granted				$ 1,884,750		$ 1,884,750
CEO and majority shareholder [Member]
Related Party Transaction [Line Items]
Purchase commitment amount						2,200,000
Long-term deposits						0	1,300,000
Loan agreement with former CEO [Member]
Related Party Transaction [Line Items]
Notes payable				185,976		185,976	190,050			$ 865,000
Repayments of notes payable						0	45,000
Loan agreement with former CEO [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Notes payable						4,074
Loan agreement with spouse of shareholder [Member]
Related Party Transaction [Line Items]
Notes payable				865,000		865,000	865,000			$ 865,000
Loan agreement with corporation [Member]
Related Party Transaction [Line Items]
Notes payable						0	100,000		$ 100,000
Repayments of notes payable						100,000	0
Loan agreement with CEO [Member]
Related Party Transaction [Line Items]
Notes payable				$ 475,150		$ 475,150	$ 475,150	$ 475,150